Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Uncertain tax benefits
Unrecognized tax benefits if recognized, would impact the company's income tax expense	$ 178
Non-current tax liability for unrecognized tax benefits	58	582
Interest and penalties recognized	(32)	25
Accrued interest and penalties related to unrecognized tax benefits	12	42
Federal refunds on prior year returns	(13)
Unrecognized tax benefits uncertain as to timing	30
Uncertain tax benefits reconciliation
Balance at the beginning of the period	663	643
Increase due to current year positions	12	27
Decrease due to current year positions	(6)	(15)
Increase due to prior year positions	6	16
Decrease due to prior year positions	(2)	(7)
Tax Adjustments, Settlements, and Unusual Provisions	495	0
Decrease due to statute expirations	0	(1)
Balance at the end of the period	178	663
IRS Settlement
Uncertain tax benefits
Interest and penalties recognized	(2)
Federal refunds on prior year returns	$ (633)